Disclosure of information on segments - Reconciliation of segment assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information on segments [Line Items]
Assets	$ 4,107,274	$ 4,217,221	$ 4,332,813
Operating Segments [Member]
Disclosure of information on segments [Line Items]
Assets	15,777,279	15,369,524	15,614,979
Elimination of assets of equity accounted investees [Member]
Disclosure of information on segments [Line Items]
Assets	(10,517,053)	(9,963,853)	(10,090,873)
Elimination of equity pick up investments of the subsidiaries and associates of the Parent company [Member]
Disclosure of information on segments [Line Items]
Assets	(1,111,454)	(1,184,240)	(1,186,783)
Elimination of intercompany receivables [Member]
Disclosure of information on segments [Line Items]
Assets	(64,708)	(32,444)	(32,769)
Elimination of intersegment other assets amount [Member]
Disclosure of information on segments [Line Items]
Assets	$ 23,210	$ 28,234	$ 28,259